Cover Page	Oct. 26, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 26, 2022
Entity Registrant Name	Myovant Sciences Ltd.
Entity File Number	001-37929
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-1343578
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line One	50 Broadway
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1H 0DB
Country Region	44
City Area Code	207
Local Phone Number	400 3351
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Shares, par value $0.000017727 per share
Trading Symbol	MYOV
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001679082